OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other long-term liabilities
Consideration payable for acquisitions (Note 8)	¥ 79,083	¥ 120,881
Payables for purchase of property and equipment	206,591	195,749
Deferred government grants	9,771	16,789
Asset retirement obligations	35,879	17,648
Others	9,488	7,831
Total other long-term liabilities	¥ 340,812	¥ 358,898